Schedule of Investments (unaudited)
June 30, 2023
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 41.7%
BlackRock Emerging Markets Fund, Inc., Class K	814,983	$ 19,559,583
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	2,293,291	43,067,997
iShares Core S&P 500 ETF	162,782	72,553,565
iShares MSCI EAFE Growth ETF(b)	326,665	31,167,108
iShares MSCI EAFE Value ETF	407,424	19,939,330
iShares MSCI U.S.A. Min Vol Factor ETF	119,530	8,884,665
iShares MSCI U.S.A. Quality Factor ETF	314,672	42,439,813
iShares U.S. Technology ETF(b)	158,733	17,281,262
		254,893,323
Fixed-Income Funds — 58.2%
BlackRock U.S. Mortgage Portfolio	2,312,226	20,416,957
iShares 10-20 Year Treasury Bond ETF	263,103	29,143,919
iShares 1-3 Year Treasury Bond ETF	422,875	34,286,705
iShares Core Total USD Bond Market ETF	2,736,030	124,407,284
iShares JPMorgan USD Emerging Markets Bond ETF(b)	79,352	6,867,122
Master Total Return Portfolio	$ 139,922,879	139,922,879
		355,044,866
Total Long-Term Investments — 99.9% (Cost: $597,487,825)		609,938,189
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(a)(c)	1,123,418	$ 1,123,418
SL Liquidity Series, LLC, Money Market Series, 5.28%(a)(c)(d)	34,736,813	34,736,813
Total Short-Term Securities — 5.9% (Cost: $35,863,589)		35,860,231
Total Investments — 105.8% (Cost: $633,351,414)		645,798,420
Liabilities in Excess of Other Assets — (5.8)%		(35,442,075)
Net Assets — 100.0%		$ 610,356,345
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ —	$ 24,097,973	$ (4,186,117)	$ (311,132)	$ (41,141)	$ 19,559,583	814,983	$ —	$ —
BlackRock Equity Dividend Fund, Class K(a)	5,646,958	411,644	(6,638,733)	(495,303)	1,075,434	—	—	56,404	241,537
BlackRock Liquidity Funds, T-Fund, Institutional Class	968,485	154,933(b)	—	—	—	1,123,418	1,123,418	31,584	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	30,377,418	29,187,296	(59,621,106)	(1,341,355)	1,397,747	—	—	999,320	443,471

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	$ —	$ 48,468,707	$ (9,963,114)	$ (78,125)	$ 4,640,529	$ 43,067,997	2,293,291	$ —	$ —
BlackRock U.S. Mortgage Portfolio	—	21,175,859	(1,007,638)	(8,326)	257,062	20,416,957	2,312,226	562,015	4,391
iShares 10-20 Year Treasury Bond ETF	25,346,673	18,173,073	(14,746,670)	(1,198,127)	1,568,970	29,143,919	263,103	787,125	—
iShares 1-3 Year Treasury Bond ETF	—	35,853,139	(1,204,840)	(5,319)	(356,275)	34,286,705	422,875	308,487	—
iShares Convertible Bond ETF(a)	6,271,278	168,530	(6,635,861)	(409,467)	605,520	—	—	55,426	—
iShares Core S&P 500 ETF	—	65,967,987	(5,223,959)	46,282	11,763,255	72,553,565	162,782	713,982	—
iShares Core S&P Small-Cap ETF(a)	8,468,503	154,847	(9,101,674)	(571,017)	1,049,341	—	—	26,564	—
iShares Core S&P Total U.S. Stock Market ETF(a)	96,003,507	1,215,056	(103,162,098)	18,639,169	(12,695,634)	—	—	242,502	—
iShares Core Total USD Bond Market ETF	85,276,507	77,878,232	(40,115,878)	(5,265,286)	6,633,709	124,407,284	2,736,030	2,176,693	—
iShares ESG Aware MSCI U.S.A. ETF(a)	59,639,451	1,242,849	(65,686,539)	5,206,748	(402,509)	—	—	209,953	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Fallen Angels USD Bond ETF(a)	$ 15,147,390	$ 269,197	$ (15,748,156)	$ (2,890,472)	$ 3,222,041	$ —	—	$ 154,561	$ —
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	5,655,441	1,144,600	(5,524,328)	(780,887)	(494,826)	—	—	1,315,713	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,743,654	19,836	(5,580,733)	(757,667)	574,910	—	—	19,017	—
iShares JPMorgan USD Emerging Markets Bond ETF	—	18,261,761	(11,103,844)	(282,795)	(8,000)	6,867,122	79,352	226,779	—
iShares MSCI EAFE Growth ETF	18,193,694	9,934,172	(3,001,599)	(135,056)	6,175,897	31,167,108	326,665	340,344	—
iShares MSCI EAFE Value ETF	20,058,025	3,583,588	(8,955,777)	(694,345)	5,947,839	19,939,330	407,424	820,489	—
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	17,124,113	590,290	(18,919,414)	(984,527)	2,189,538	—	—	252,308	—
iShares MSCI U.S.A. Min Vol Factor ETF	—	9,229,275	(401,581)	(11,937)	68,908	8,884,665	119,530	71,921	—
iShares MSCI U.S.A. Momentum Factor ETF(a)	—	5,888,277	(5,702,636)	(185,641)	—	—	—	34,770	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI U.S.A. Quality Factor ETF	$ —	$ 38,467,462	$ (1,042,297)	$ 20,192	$ 4,994,456	$ 42,439,813	314,672	$ 236,336	$ —
iShares TIPS Bond ETF(a)	26,460,291	352,103	(27,264,845)	(4,920,716)	5,373,167	—	—	66,168	—
iShares U.S. Technology ETF	—	13,424,018	(961,242)	27,749	4,790,737	17,281,262	158,733	43,860	—
iShares U.S. Treasury Bond ETF(a)	5,957,817	10,780	(5,819,556)	(473,806)	324,765	—	—	10,124	—
Master Total Return Portfolio	147,718,107	—	(10,847,242)(b)(c)	(6,451,132)	9,503,146	139,922,879	$139,922,879	4,669,923	—
SL Liquidity Series, LLC, Money Market Series	3,723,165	31,021,363(b)	—	(4,148)	(3,567)	34,736,813	34,736,813	24,005(d)	—
				$ (4,316,446)	$ 58,155,019	$ 645,798,420		$ 14,456,373	$ 689,399
(a)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 40/60 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 470,015,310	$ —	$ —	$ 470,015,310
Short-Term Securities
Money Market Funds	1,123,418	—	—	1,123,418
	$ 471,138,728	$ —	$ —	471,138,728
Investments valued at NAV(a)				174,659,692
				$ 645,798,420
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s